FOR USE BY BANKS ONLY

                                             January 2, 1997

                      DREYFUS MUNICIPAL BOND FUND, INC.

                          Supplement to Prospectus
                            Dated January 2, 1997

     All mutual fund shares involve certain investment risks, including the possible loss of principal.